Balance Sheets (Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 5,631,849	$ 5,646,046
Short-term investments - CDs	249,348	248,101
Trade and other receivables, net	23,830	20,367
Securities	2,216,412	2,029,754
Prepaid expense	196	2,400
Total Current Assets	8,121,635	7,946,668
Long-Term Assets
Notes receivable	4,329,000	4,455,000
Total Long-Term Assets	4,329,000	4,455,000
Property, Plant & Equipment, net	10,475,374	10,668,902
Total Assets	22,926,009	23,070,570
Liabilities
Accounts payable, accrued expenses and unclaimed property	183,883	40,770
Tenant deposits	21,386	22,808
Demolition costs	328,915	346,700
Total Liabilities	534,184	410,278
Commitments and Contingencies
Partners' equity
Limited partners' equity (170,390 units issued and outstanding at 6/30/12; 173,421 at 12/31/11)	22,177,411	22,702,467
Prepaid redemption	(103,634)	(246,280)
Accumulated other comprehensive (loss) income	(291,800)	(410,490)
General partner's equity	609,848	614,595
Total Partners' Equity	22,391,825	22,660,292
Total Liabilities and Partners' Equity	$ 22,926,009	$ 23,070,570